Consolidated statement of financial position - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets
Cash and due from banks	$ 1,923,731	$ 1,965,145
Investment securities	1,428,990	1,201,930
Loans	9,141,668	8,383,829
Customers' liabilities under acceptances	161,597	245,065
Trading derivative - assets	1,569	0
Hedging derivative financial instruments - assets	69,837	22,315
Equipment, right-of-use assets and leasehold improvements, net	19,673	19,676
Intangible assets	10,744	3,663
Other assets	28,584	17,050
Total assets	12,786,393	11,858,673
Liabilities:
Customer deposits	6,640,290	5,461,901
Securities sold under repurchase agreements	130,509	214,035
Borrowings and debt	4,030,389	4,388,720
Lease liabilities	18,429	19,232
Acceptances outstanding	161,597	245,065
Trading derivative - liabilities	433	0
Hedging derivative financial instruments - liabilities	62,506	141,705
Provision for losses on loan commitments and financial guarantee contracts	12,130	5,375
Other liabilities	51,363	45,431
Total liabilities	11,107,646	10,521,464
Equity:
Common stock	279,980	279,980
Treasury stock	(97,597)	(105,601)
Other equity instruments	197,976	0
Additional paid-in capital in excess of value assigned to common stock	125,151	124,970
Capital reserves	95,210	95,210
Regulatory reserves	159,093	149,666
Retained earnings	916,429	792,005
Other comprehensive income	2,505	979
Total equity	1,678,747	1,337,209
Total liabilities and equity	$ 12,786,393	$ 11,858,673